Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 689,305	$ 689,305	$ 59,785
Less: Accumulated depreciation and amortization	(200,704)	(97,054)	(2,580)
Property and equipment, net	$ 488,601	$ 592,251	57,205
Computer Equipment and Software [Member]
Property and equipment, useful life	5 years	5 years
Property and equipment, gross	$ 33,774	$ 33,774	6,445
Office Equipment and Furniture [Member]
Property and equipment, useful life	7 years	7 years
Property and equipment, gross	$ 36,573	$ 36,573	9,257
Leasehold Improvements [Member]
Property and equipment, useful lives	Shorter of the useful life or the lease term	Shorter of the useful life or the lease term
Property and equipment, gross	$ 56,631	$ 56,631	44,082
Software [Member]
Property and equipment, useful life	3 years	3 years
Property and equipment, gross	$ 562,327	$ 562,327